American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
December 31, 2024

Focused Large Cap Value - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 1.6%
RTX Corp.	423,882	49,051,625
Air Freight and Logistics — 3.2%
United Parcel Service, Inc., Class B	804,857	101,492,468
Banks — 6.9%
JPMorgan Chase & Co.	471,947	113,130,415
Truist Financial Corp.	2,330,894	101,114,182
		214,244,597
Beverages — 2.1%
Heineken NV	908,692	64,761,681
Capital Markets — 6.8%
Bank of New York Mellon Corp.	685,384	52,658,053
Blackrock, Inc.	88,366	90,584,870
Charles Schwab Corp.	915,993	67,792,642
		211,035,565
Communications Equipment — 4.1%
Cisco Systems, Inc.	1,365,986	80,866,371
F5, Inc.(1)	187,414	47,128,999
		127,995,370
Construction Materials — 1.4%
CRH PLC	468,788	43,372,266
Containers and Packaging — 2.0%
Graphic Packaging Holding Co.	2,297,580	62,402,273
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	1,105,940	44,226,541
Electric Utilities — 3.8%
Duke Energy Corp.	1,097,785	118,275,356
Electronic Equipment, Instruments and Components — 2.2%
TE Connectivity PLC	488,431	69,830,980
Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(1)	137,031	62,113,412
Food Products — 4.5%
General Mills, Inc.	1,274,068	81,247,316
Mondelez International, Inc., Class A	984,772	58,820,432
		140,067,748
Gas Utilities — 2.0%
Atmos Energy Corp.	448,256	62,428,613
Ground Transportation — 3.5%
Norfolk Southern Corp.	465,144	109,169,297
Health Care Equipment and Supplies — 10.0%
Becton Dickinson & Co.	358,397	81,309,527
Medtronic PLC	1,497,652	119,632,442
Zimmer Biomet Holdings, Inc.	1,066,937	112,700,555
		313,642,524
Health Care Providers and Services — 3.0%
Henry Schein, Inc.(1)	907,769	62,817,615
UnitedHealth Group, Inc.	60,907	30,810,415
		93,628,030
Household Products — 2.6%
Kimberly-Clark Corp.	354,862	46,501,117
Reckitt Benckiser Group PLC	596,929	36,132,563
		82,633,680

Industrial Conglomerates — 1.6%
Siemens AG	256,257	49,968,735
Insurance — 5.0%
Allstate Corp.	282,442	54,451,993
Marsh & McLennan Cos., Inc.	185,334	39,366,795
Reinsurance Group of America, Inc.	289,050	61,749,752
		155,568,540
Life Sciences Tools and Services — 1.6%
IQVIA Holdings, Inc.(1)	249,091	48,948,872
Oil, Gas and Consumable Fuels — 7.1%
Enterprise Products Partners LP	3,218,494	100,931,972
Exxon Mobil Corp.	850,237	91,459,994
TotalEnergies SE, ADR	525,309	28,629,340
		221,021,306
Personal Care Products — 6.4%
Estee Lauder Cos., Inc., Class A	567,361	42,540,728
Kenvue, Inc.	2,592,367	55,347,035
Unilever PLC, ADR	1,786,469	101,292,792
		199,180,555
Pharmaceuticals — 8.9%
Johnson & Johnson	1,659,163	239,948,153
Roche Holding AG	132,974	37,180,409
		277,128,562
Semiconductors and Semiconductor Equipment — 3.3%
Analog Devices, Inc.	485,202	103,086,017
Specialized REITs — 1.4%
American Tower Corp.	239,633	43,951,088
TOTAL COMMON STOCKS (Cost $2,632,127,934)		3,069,225,701
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	91,853	91,853
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $4,358,710), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $4,273,006)		4,271,962
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $25,611,242), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $25,115,208)		25,109,000
		29,380,962
TOTAL SHORT-TERM INVESTMENTS (Cost $29,472,815)		29,472,815
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $2,661,600,749)		3,098,698,516
OTHER ASSETS AND LIABILITIES — 0.7%		21,653,879
TOTAL NET ASSETS — 100.0%		$3,120,352,395

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,254,610	USD	1,421,412	Bank of America N.A.	3/28/25	$(26,361)
USD	16,080,970	CHF	14,209,869	Bank of America N.A.	3/28/25	280,443
USD	814,041	CHF	718,855	Bank of America N.A.	3/28/25	14,717
USD	869,042	CHF	779,893	Bank of America N.A.	3/28/25	1,848
USD	16,086,340	CHF	14,209,869	UBS AG	3/28/25	285,814
USD	31,235,187	EUR	29,622,227	Bank of America N.A.	3/28/25	434,780
USD	31,211,460	EUR	29,622,227	Goldman Sachs & Co.	3/28/25	411,052
USD	31,197,967	EUR	29,622,228	JPMorgan Chase Bank N.A.	3/28/25	397,559
USD	31,214,422	EUR	29,622,228	UBS AG	3/28/25	414,015
GBP	2,400,874	USD	3,006,399	Bank of America N.A.	3/28/25	(2,663)
USD	58,700,238	GBP	46,373,473	Bank of America N.A.	3/28/25	682,354
USD	58,686,326	GBP	46,373,473	Goldman Sachs & Co.	3/28/25	668,442
USD	3,474,286	GBP	2,740,582	Goldman Sachs & Co.	3/28/25	45,541
						$3,607,541

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$64,761,681	—
Household Products	$46,501,117	36,132,563	—
Industrial Conglomerates	—	49,968,735	—
Pharmaceuticals	239,948,153	37,180,409	—
Other Industries	2,594,733,043	—	—
Short-Term Investments	91,853	29,380,962	—
	$2,881,274,166	$217,424,350	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,636,565	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$29,024	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.